UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: December 31, 2009"
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"               Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     January 28, 2010"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      36

"Form 13F Information Table Value Total:      $129,866"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                 002824100  5006      92720    SH       SOLE                  0      092720
ACCURAY INC                     COM                 004397105  533       95000    SH       SOLE                  0      095000
APPLE INC                       COM                 037833100  3220      15280    SH       SOLE                  0      015280
BERKSHIRE HATHAWAY CL B         CL B                084670207  4834      1471     SH       SOLE                  0      01471
CISCO SYSTEMS INC               COM                 17275r102  274       11425    SH       SOLE                  0      011425
CR SUISSE ASSET MGMT FD         SPONSORED ADR       225401108  64        19100    SH       SOLE                  0      019100
E M C CORP MASS                 COM                 268648102  4556      260765   SH       SOLE                  0      0260765
EMPIRE DISTRICT ELEC CO         COM                 291641108  3319      177225   SH       SOLE                  0      0177225
ENERPLUS RES FD NEW F TR        UNIT TR G NEW       29274d604  3915      170535   SH       SOLE                  0      0170535
FAIRFAX FINANCIAL HLDGSF        SUB VTG             303901102  9024      23140    SH       SOLE                  0      023140
FOREST LABORATORIES INC         COM                 345838106  4980      155090   SH       SOLE                  0      0155090
GENERAL DYNAMICS CORP           COM                 369550108  4569      67020    SH       SOLE                  0      067020
HARRIS CORPORATION              COM                 413875105  4144      87160    SH       SOLE                  0      087160
HARRIS STRATEX NET CL A         CL A                41457p106  73        10536    SH       SOLE                  0      010536
INTERDIGITAL INC                COM                 45867g101  4041      152130   SH       SOLE                  0      0152130
ISHARES MSCI CDA IDX FD         MSCI CDA INDEX      464286509  4663      177085   SH       SOLE                  0      0177085
ISHARES MSCI EMRG MKT FD        MSCI EMERG MKT      464287234  4760      114696   SH       SOLE                  0      0114696
ISHARES MSCI PAC EX JAPN        MSCI PAC J IDX      464286665  4760      115056   SH       SOLE                  0      0115056
ISHARES SILVER TR IDX FD        ISHARES             46428q109  3314      200395   SH       SOLE                  0      0200395
ISHARES TR BARCLAYS BOND        BARCLYS INTER CR    464288638  678       6600     SH       SOLE                  0      06600
ISHARES TR BARCLAYS TIPS        BARCLYS TIPS BD     464287176  5930      57075    SH       SOLE                  0      057075
L H C GROUP                     COM                 50187a107  2396      71280    SH       SOLE                  0      071280
MARKET VECTORS ETF TR GLD       GOLD MINER ETF      57060u100  4213      91175    SH       SOLE                  0      091175
MCDERMOTT INTL INC F            COM                 580037109  4547      189400   SH       SOLE                  0      0189400
MICROSOFT CORP                  COM                 594918104  5674      186156   SH       SOLE                  0      0186156
NOBLE CORP F                    NAMEN -AKT          h5833n103  4749      116695   SH       SOLE                  0      0116695
PHARMACEUTICAL PROD DEV         COM                 717124101  812       34625    SH       SOLE                  0      034625
POWERSHS DB MULTI SECTOR        DB AGRICULT FD      73936b408  1472      55655    SH       SOLE                  0      055655
POWERSHS EXCH TRAD FD TR        DYN BIOT & GEN      73935x856  2115      127005   SH       SOLE                  0      0127005
SPDR GOLD TRUST SPDR GLD        GOLD SHS            78463v107  5569      51901    SH       SOLE                  0      051901
STATOIL ASA ADR F SPONS         SPONSORED ADR       85771p102  3672      147430   SH       SOLE                  0      0147430
SUPERIOR ENERGY SERVICES        COM                 868157108  5341      219890   SH       SOLE                  0      0219890
TELECOMMUNICATIONS SYS          CL A                87929j103  3636      375594   SH       SOLE                  0      0375594
TEMPLETON GLOBAL INCM FD        COM                 880198106  3742      393880   SH       SOLE                  0      0393880
VERIZON COMMUNICATIONS          COM                 92343v104  4743      143155   SH       SOLE                  0      0143155
WISDOMTREE DREY CHIN YUAN       CHINESE YUAN ETF    97717w182  529       21000    SH       SOLE                  0      021000

